Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Computer equipment	4 years
Furniture and office equipment	7 years
Laboratory equipment	10 years
Capital lease equipment and Leasehold improvements	Lesser of useful life or term of lease

Fair Value of Assets

the following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2013
Assets:
Money Market Fund	$7,213,484	$7,213,484	$—	$—

December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	$—	$—

The following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	—	—

December 31, 2011
Assets:
Money Market Fund	$1,653,864	$1,653,864	—	—
Liabilities:
Warrant Liability	$549,317	—	—	$549,317

Reconciliation of Warrant Liability Measured at Fair Value on a Recurring Basis Using Unobservable Inputs

The reconciliation of the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

January 1, 2011	$—
Issuance of warrants	549,317

December 31, 2011	549,317
Issuance of warrants	513,809
Reclassification to equity	(1,063,126)

December 31, 2012	$—